Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 82,357,286	$ 80,955,803
Less: allowances for doubtful accounts	(2,969,406)	(1,928,486)
Total accounts receivable, net	79,387,880	79,027,317
Accounts receivable from third parties, net	78,660,700	78,570,956
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Less: accounts receivable, net, related parties	$ (727,180)	$ (456,361)